Form N-1A Cover	Apr. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	T. Rowe Price Tax-Exempt Money Fund, Inc.
Entity Central Index Key	0000315748
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 24, 2026
Prospectus Date	May 01, 2026